Financial Instruments Offsetting Financial Liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Offsetting Liabilities [Line Items]
Derivative Liability, Fair Value, Gross Liability	[1]	$ 88.3	$ 53.4
Derivative, Collateral, Right to Reclaim Securities		0.0	0.9
Derivative, Collateral, Right to Reclaim Cash		(90.7)	(49.0)
Derivative Liability, Fair Value, Amount Offset Against Collateral		(2.4)	5.3
Securities Loaned, Gross	[1]		826.9
Securities Borrowed, Collateral, Obligation to Return Securities			(826.9)
Securities Borrowed, Collateral, Obligation to Return Cash			0.0
Securities Loaned, Amount Offset Against Collateral			0.0
Securities Sold under Agreements to Repurchase, Gross			201.7
Securities Sold under Agreements to Repurchase, Collateral, Right to Reclaim Securities			0.0
Securities Sold under Agreements to Repurchase, Collateral, Right to Reclaim Cash			0.0
Securities Sold under Agreements to Repurchase, Amount Offset Against Collateral			201.7
Cash Collateral for Borrowed Securities		0.0	826.9
Total Gross Liabilities Recognized Subject to Offsetting	[1]	88.3	1,082.0
Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned, Collateral, Right to Reclaim Securities		0.0	(826.0)
Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned, Collateral, Right to Reclaim Cash		(90.7)	(49.0)
Derivative liabilities, net		$ (2.4)	$ 207.0

[1]	There were no amounts offset in our balance sheets at December 31, 2015 or December 31, 2014.